INCOME TAXES (Details) (CAD)	12 Months Ended		222 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income tax	28,169	(51,039)	(17,078,941)
Combined statutory rate	25.00%	25.00%
Expected income tax expense (recovery)	7,000	(12,500)
Increase (decrease) resulting from:
Temporary difference	2,000
Permanent differences and other	9,000	11,000
Change in valuation allowance	(18,000)	1,500
Future income tax provision (recovery)			(67,162)